Inventory, net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2024
Inventory [Line Items]
Raw materials	$ 30,357,000	$ 40,271,000	$ 33,019,000
Finished goods	4,453,000	12,651,000	2,509,000
Total inventories	37,843,000	57,540,000	$ 41,356,000
Inventory (recoveries) write-downs	(1,876,000)	5,661,000
ElectraMeccanica Vehicles Corp
Inventory [Line Items]
Raw materials	1,527,670	1,242,055
Finished goods	2,637,750	18,022,771
Inventory provision	(1,795,420)	(15,031,771)
Total inventories	2,370,000	4,233,055
Inventory (recoveries) write-downs	$ 1,795,420	$ 15,031,771